NEWBUILDINGS	12 Months Ended
Dec. 31, 2014
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $290,000 in 2014 (2013: $257,000; 2012: $332,000).

At December 31, 2014, there were two (2013: seven) newbuilding contracts, all for container vessels, with accumulated costs of $87.6 million (2013: $126.0 million). During 2014, two container vessels were delivered and the contracts for the acquisition of three newbuilding 4,800 TEU container vessel were cancelled. No new contracts for newbuilding vessels were agreed in the year ended December 31, 2014.